Income Taxes - Effective income tax rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State and local tax, net of federal benefit	4.50%	1.90%
Permanent differences	(3.20%)	(14.80%)
Deferred true-up		(0.60%)
Change in valuation allowance	(23.10%)	(7.50%)
Effective income tax rate	(0.80%)	0.00%